Securitizations (Schedule of Total Assets Managed or Transferred) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Securitization of Lease Receivables [Member] Assets transferred [Member]	Mar. 31, 2010 Securitization of Lease Receivables [Member] Assets transferred [Member]	Mar. 31, 2011 Securitization of Lease Receivables [Member] Assets held in portfolio [Member]	Mar. 31, 2010 Securitization of Lease Receivables [Member] Assets held in portfolio [Member]	Mar. 31, 2011 Lease receivables [Member] Securitization of Lease Receivables [Member]	Mar. 31, 2010 Lease receivables [Member] Securitization of Lease Receivables [Member]	Mar. 31, 2011 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Trade Receivables Excluding Mortgage Loans Receivable [Member]	Mar. 31, 2010 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Trade Receivables Excluding Mortgage Loans Receivable [Member]	Mar. 31, 2011 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Assets transferred [Member]	Mar. 31, 2010 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Assets transferred [Member]	Mar. 31, 2011 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Assets held in portfolio [Member]	Mar. 31, 2010 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Assets held in portfolio [Member]	Mar. 31, 2010 Securitizations of Mortgage Loans Receivable [Member] Assets transferred [Member]	Mar. 31, 2010 Securitizations of Mortgage Loans Receivable [Member] Assets held in portfolio [Member]	Mar. 31, 2010 Mortgage loans receivable [Member] Securitizations of Mortgage Loans Receivable [Member]
Total principal amount of receivables			¥ (158,461)	¥ (491,038)	¥ 867,001	¥ 612,766	¥ 1,025,462	¥ 1,103,804	¥ 733,090	¥ 979,148	¥ (232,374)	¥ (279,245)	¥ 500,716	¥ 699,903	¥ (210,834)	¥ 13,615	¥ 224,449
Principal amount of receivables 90 days or more past due							140	243	2,698	5,414
Net credit loss	¥ 16,629	¥ 13,698					¥ 1,128	¥ 1,943	¥ 1,025	¥ 2,809							¥ 12